Share Capital and Other Components of Equity - Additional information (Detail)				1 Months Ended	12 Months Ended
	Aug. 18, 2023 USD ($) shares	Apr. 20, 2022 USD ($)	Jan. 31, 2021 shares	Dec. 31, 2021 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Aug. 18, 2023 $ / shares	Dec. 31, 2022 $ / shares	Apr. 20, 2022 $ / shares shares	Dec. 03, 2021
Class of Stock [Line Items]
Preferred stock shares authorized unlimited					Unlimited	Unlimited	Unlimited
Preferred stock par value | $ / shares					$ 0		$ 0
Common stock shares authorized unlimited					Unlimited	Unlimited	Unlimited
Common stock par no par value | $ / shares					$ 0		$ 0
Stock issued during the period shares exercise of stock options | shares					20,600	20,600
Stock issued during period value stock options excercised					$ 30,059
Share based compensation by share based award optinoss exercise din period weighted average exercise price | $ / shares						$ 2
Proceeds from issuance of warrants		$ 160,147
Proceeds from issuance of shares					15,886,537		$ 10,636,577
Allocated share based compensation					$ 714,380		1,052,758
Common Stock [Member]
Class of Stock [Line Items]
Stock issued during the period shares exercise of stock options | shares					20,600	20,600
Stock issued during period value stock options excercised					$ 48,835
Stock issued during the period shares for services | shares	99,061
Stock issued during the period value for services	$ 511,678
Euphraxia Pharma Inc [Member] | Common Class A [Member]
Class of Stock [Line Items]
Equity method investment number of shares owned | shares				4,275
Euphraxia Pharma Inc [Member] | Common Class A [Member] | Outstanding of AMDM Holdings [Member]
Class of Stock [Line Items]
Equity method investment ownership percentage				95.00%
AMDM Holdings [Member] | Euphraxia USA [Member]
Class of Stock [Line Items]
Minority interest held				5.00%
AMDM Holdings [Member] | Euphraxia Pharma Inc [Member]
Class of Stock [Line Items]
Stock shares issued as a percentage of outstanding shares				5.00%
AMDM Holdings [Member] | Euphraxia Pharma Inc [Member] | Chief Scientific Officer [Member] | Class B Non Voting Stock [Member]
Class of Stock [Line Items]
Stock issued during the period shares new issues | shares			225
Stock split ratio			2,500
Common stock shares issuable as a result of stock split | shares				562,500
Amended Plan [Member]
Class of Stock [Line Items]
Stock issued during the period shares exercise of stock options | shares					20,600	20,600
Share based compensation by share based award optinoss exercise din period weighted average exercise price | $ / shares						$ 2
Percentage of outstanding shares eligible for stock option issuance												18.50%
Amended Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Share based compensation by share based award aggregate term				10 years
Share based compensation by share based award vesting period				3 years
Allocated share based compensation					$ 1,412,257		$ 1,433,812
Share based compensation by share based award options unrecognized compensation					$ 961,535
Share based compensation by share based award options unrecognized compensation period for recognition					2 years 1 month 2 days	2 years 1 month 2 days
Amended Plan [Member] | Immediate Vesting [Member] | Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Share based compensation by share based award vesting percentage				25.00%
Amended Plan [Member] | Share-Based Payment Arrangement, Tranche One [Member] | Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Share based compensation by share based award vesting percentage				25.00%
Amended Plan [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Share based compensation by share based award vesting percentage				25.00%
Amended Plan [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Share based compensation by share based award vesting percentage				25.00%
Private Placement [Member]
Class of Stock [Line Items]
Stock issued during the period shares new issues | shares	3,183,875				3,183,875	3,183,875
Stock issued during the period value new issues	$ 16,445,635				$ 15,886,537	$ 20,836,005
Sale of stock issue price per share | $ / shares									$ 7
Cash costs of issuing shares	$ 559,098
Stock issued during the period shares for services | shares	99,061
Stock issued during the period value for services	$ 511,681
Private Placement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during the period shares new issues | shares					3,282,936	3,282,936
Stock issued during the period value new issues					$ 15,886,537
Over-Allotment Option [Member]
Class of Stock [Line Items]
Number of units issued | shares											7,150,550
Securities issued, price per unit | $ / shares											$ 2.05
Number of warrant issued | shares											181,000
Warrant Issued, Price Per unit | $ / shares											$ 0.3
Proceeds from issuance of warrants		$ 11,768,459
Common stock conversion basis		Each unit consists of one common share and one common share purchase warrant.
Payments for underwriting expenses		$ 823,792
Percentage of gross proceeds raised under the Offering		7.00%
Share based compensation arrangement by share based payment award number of shares available for grant | shares											500,538
Percentage of total units and warrants issued in the Offering		7.00%
Legal fees		$ 68,470
Payments of stock issuance costs		239,620
Over-Allotment Option [Member] | Common Stock [Member]
Class of Stock [Line Items]
Class of warrants exercise price per share | $ / shares											$ 3
Proceeds from issuance of shares		9,309,707
Class of warrant or right number of securities called by each warrant or right | shares											1
Warrants and rights outstanding maturity date											Apr. 20, 2026
Warrants and rights outstanding term											48 months
Payments for underwriting expenses		660,605
Legal fees		54,839
Payments of stock issuance costs		192,824
Over-Allotment Option [Member] | Warrant [Member]
Class of Stock [Line Items]
Proceeds from issuance of warrants		2,458,752
Payments for underwriting expenses		163,187
Legal fees		13,631
Payments of stock issuance costs		$ 46,796
Compensation Warrant [Member] | Over-Allotment Option [Member] | Common Stock [Member]
Class of Stock [Line Items]
Class of warrants exercise price per share | $ / shares											$ 2.05
Excercise Of Warrants [Member]
Class of Stock [Line Items]
Stock issued during the period shares new issues | shares					2,385,484	2,385,484	200,000
Stock issued during the period value new issues					$ 5,241,811		$ 306,770
Class of warrants exercise price per share | $ / shares								$ 7.15		$ 4.18
Transferred from additional paid-in capital to share capital					$ 733,177		$ 44,893
Excercise Of Warrants [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during the period shares new issues | shares					2,385,484	2,385,484	200,000
Stock issued during the period value new issues					$ 5,974,988		$ 351,663
Excercise Of Options [Member]
Class of Stock [Line Items]
Transferred from additional paid-in capital to share capital					$ 18,776